Geographical Disclosure	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Geographical Disclosure
GEOGRAPHICAL DISCLOSURE
As at December 31, 2017, Crescent Point's non-current assets related to the U.S. foreign operations was $2.74 billion (December 31, 2016 - $2.19 billion). For the year ended December 31, 2017, Crescent Point's oil and gas revenue related to the U.S. foreign operations was $373.1 million (year ended December 31, 2016 - $213.9 million).